Proceeds from Sale of Available-for-Sale and Trading Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fixed-maturity securities
Available-for-sale:
Proceeds from sales	$ 2,503,974	$ 3,156,402	$ 3,652,020
Trading:
Proceeds from sales			127,704
Equity securities
Available-for-sale:
Proceeds from sales	134,400	348,635	4,884
Trading:
Proceeds from sales	$ 46,109	$ 17,180	$ 2,026